Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Advance payment	₩ 661,779	₩ 787,452
Prepaid expenses	143,032	105,102
Firm commitment asset	15,115
Others	1,316	1,930
Other current assets	821,242	894,484
Non-current
Long-term advance payment	24,201	27,189
Long-term prepaid expenses	333,153	380,678
Others	131,657	159,813
Other non-current assets	₩ 489,011	₩ 567,680